Events after the balance sheet date (Details) - Joint ventures - Giampaolo Group $ in Millions	Jul. 21, 2023 USD ($) facility t
Entity Information [Line Items]
Proportion of ownership interest in joint venture (as a percent)	50.00%
Investments in joint ventures | $	$ 700
Recycled aluminium per year (in tonnes) | t	900,000
United States of America
Entity Information [Line Items]
Number of facilities	6
Canada
Entity Information [Line Items]
Number of facilities	1